UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments.

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Principal Amount		Value

	BANK LOANS – 0.1%
$689,788	SquareTwo Financial Corp. 11.000%(US LIBOR+1,000 basis points), 5/24/2019[1,2,3,4,14]	$44,836

	TOTAL BANK LOANS (Cost $679,967)	44,836

Number of Shares

	COMMON STOCKS – 0.4%
	CONSUMER DISCRETIONARY – 0.1%
6,978	CHC Group LLC*, 5,7	62,802

	ENERGY – 0.0%
341	Midstates Petroleum Co., Inc.*, 7	4,941

	UTILITIES – 0.3%
17,125	Vistra Energy Corp.[7]	303,113

	TOTAL COMMON STOCKS (Cost $1,240,470)	370,856

Principal Amount

	CORPORATE BONDS – 34.4%
	COMMUNICATIONS – 4.7%
$1,000,000	Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/2022[6,7]	1,030,000
1,000,000	Gogo, Inc. 3.750%, 3/1/2020[7,8]	953,125
500,000	Intelsat Jackson Holdings S.A. (Luxembourg) 7.250%, 10/15/2020[5,6,7]	475,937
290,000	Intelsat Luxembourg S.A. (Luxembourg) 7.750%, 6/1/2021[5,6,7]	183,063
1,000,000	LBI Media, Inc. 10.000%, 4/15/2019[6,7,9]	990,000
1,000,000	Lee Enterprises, Inc. 9.500%, 3/15/2022[6,7,9]	1,040,000
		4,672,125
	CONSUMER DISCRETIONARY – 7.0%
1,000,000	Allison Transmission, Inc. 5.000%, 10/1/2024[6,7,9]	1,030,000
500,000	Caesars Entertainment Resort Properties LLC 8.000%, 10/1/2020[6,7]	512,500
1,500,000	Gap, Inc. 5.950%, 4/12/2021[6,7]	1,629,417
	General Motors Co.
500,000	6.250%, 10/2/2043[7]	561,201
750,000	5.200%, 4/1/2045[7]	742,355

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$1,000,000	Hertz Corp. 7.375%, 1/15/2021[6,7]	$986,250
1,500,000	Jo-Ann Stores Holdings, Inc. 9.750%, 10/15/2019[6,7,9]	1,466,250
		6,927,973
	CONSUMER STAPLES – 2.6%
1,000,000	CVS Health Corp. 4.750%, 12/1/2022[6,7]	1,103,061
1,000,000	Kroger Co. 2.950%, 11/1/2021[6,7]	1,017,852
500,000	Rite Aid Corp. 6.125%, 4/1/2023[6,7,9]	490,625
		2,611,538
	ENERGY – 8.9%
2,000,000	Andeavor 4.750%, 12/15/2023[6,7,9]	2,148,154
1,500,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.500%, 4/15/2021[6,7]	1,438,125
800,000	CHC Group LLC / CHC Finance Ltd. (Cayman Islands) 0.000%, 10/1/2020*, 5, 7, 8	1,216,000
1,000,000	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/1/2020[6,7]	736,250
750,000	Midstates Petroleum Co., Inc. Escrow 0.000%, 6/1/20212, *, 2, 3, 4, 7	—
1,000,000	NGPL PipeCo LLC 7.768%, 12/15/2037[7,9]	1,242,500
1,000,000	Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp. (Canada) 6.500%, 4/1/2019[5,6,7]	1,015,000
950,000	Transocean Proteus Ltd. (Cayman Islands) 6.250%, 12/1/2024[5,6,7,9]	995,125
		8,791,154
	FINANCIALS – 4.4%
1,500,000	Ally Financial, Inc. 8.000%, 11/1/2031[7]	1,931,250
1,000,000	Kimco Realty Corp. 4.250%, 4/1/2045[6,7]	981,017
1,500,000	Uniti Group Inc / CSL Capital LLC 8.250%, 10/15/2023[6,7]	1,465,650
		4,377,917
	INDUSTRIALS – 1.2%
799,500	CEVA Group PLC (United Kingdom) 9.000%, 9/1/2020[5,6,7,9]	787,507

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$500,000	Eletson Holdings, Inc. (Liberia) 9.625%, 1/15/2022[5,6,7,9]	$402,500
		1,190,007
	MATERIALS – 4.0%
1,000,000	Ball Corp. 5.000%, 3/15/2022[7]	1,070,000
1,500,000	CF Industries, Inc. 4.500%, 12/1/2026[7,9]	1,560,975
500,000	Kaiser Aluminum Corp. 5.875%, 5/15/2024[6,7]	535,000
750,000	Momentive Performance Materials, Inc. 3.880%, 10/24/2021[6,7]	751,875
		3,917,850
	TECHNOLOGY – 1.1%
1,000,000	Rackspace Hosting, Inc. 8.625%, 11/15/2024[6,7,9]	1,061,250

	UTILITIES – 0.5%
500,000	GenOn Americas Generation LLC 8.500%, 10/1/2021[7]	456,250
1,000,000	Texas Competitive Electric Holdings Co, LLC Escrow 0.000%, 10/1/2020*, 2, 7	2,500
		458,750
	TOTAL CORPORATE BONDS (Cost $33,258,324)	34,008,564

	MUNICIPAL BONDS – 98.9%
	AIRPORT – 4.9%
500,000	City of Houston TX Airport System Revenue 5.000%, 7/1/2029[6,7]	544,175
2,275,000	New Jersey Economic Development Authority 5.250%, 9/15/2029[6,7]	2,493,946
1,650,000	New York Transportation Development Corp. 5.000%, 8/1/2021[7]	1,814,059
		4,852,180
	BUILD AMERICA BONDS – 3.6%
2,250,000	State of California 7.550%, 4/1/2039[7]	3,499,313

	DEVELOPMENT – 22.4%
1,850,000	Brooklyn Arena Local Development Corp. 5.000%, 7/15/2042[6,7]	2,093,404

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	DEVELOPMENT (Continued)
$250,000	Build NYC Resource Corp. 5.000%, 1/1/2035[6,7,9]	$270,493
4,600,000	California Pollution Control Financing Authority 8.000%, 7/1/2039*, 6, 7, 9	5,090,912
1,000,000	City & County of Denver CO 5.250%, 10/1/2032[6,7]	1,006,810
1,000,000	Clayton County Development Authority 8.750%, 6/1/2029[6,7]	1,162,500
	Louisiana Local Government Environmental Facilities & Community Development Authority
1,300,000	6.750%, 11/1/2032[6,7]	1,309,347
1,000,000	6.500%, 11/1/2035[6,7]	1,130,570
2,235,000	Mississippi Development Bank 6.875%, 12/1/2040[6,7]	2,861,672
1,800,000	New York City Industrial Development Agency 7.000%, 3/1/2049[6,7]	1,958,922
1,750,000	New York Liberty Development Corp. 7.250%, 11/15/2044[6,7,9]	2,115,645
1,400,000	Ohio Water Development Authority 4.000%, 6/3/2019[7,10]	705,880
1,100,000	Parish of St. John the Baptist LA 5.125%, 6/1/2037[6,7]	1,102,871
1,200,000	Virginia Small Business Financing Authority 5.500%, 1/1/2042[6,7]	1,326,816
		22,135,842
	FACILITIES – 0.6%
500,000	Territory of Guam 7.000%, 11/15/2039[6,7]	565,100

	GENERAL – 11.2%
700,000	Central Plains Energy Project 5.000%, 9/1/2042[6,7]	763,707
1,900,000	Dallas Performing Arts Cultural Facilities Corp. 0.800%, 9/1/2041[6,7,10]	1,900,000
	M-S-R Energy Authority
1,000,000	6.125%, 11/1/2029[7]	1,283,210
1,000,000	6.125%, 11/1/2029[7]	1,283,210
1,300,000	New York City Transitional Finance Authority Future Tax Secured Revenue 4.000%, 8/1/2044[6,7]	1,387,633
1,500,000	Public Authority for Colorado Energy 6.500%, 11/15/2038[7]	2,138,130
400,000	Puerto Rico Public Finance Corp. 5.500%, 8/1/2031*, 2, 6, 7	11,500

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	GENERAL (Continued)
$1,000,000	Puerto Rico Sales Tax Financing Corp. 5.250%, 8/1/2040[2,6,7]	$632,900
1,000,000	Texas Municipal Gas Acquisition & Supply Corp. I 6.250%, 12/15/2026[7]	1,226,810
400,000	Texas Municipal Gas Acquisition & Supply Corp. III 5.000%, 12/15/2032[6,7]	440,180
		11,067,280
	GENERAL OBLIGATION – 4.0%
4,000,000	City of Chicago IL 5.432%, 1/1/2042[7]	3,958,160

	HIGHER EDUCATION – 0.2%
200,000	New York State Dormitory Authority 5.000%, 7/1/2031[6,7]	238,650

	MEDICAL – 6.3%
1,645,000	County of Cuyahoga OH 5.250%, 2/15/2047[6,7]	1,802,624
500,000	Johnson City Health & Educational Facilities Board 6.500%, 7/1/2038[6,7]	552,085
2,000,000	Louisiana Public Facilities Authority 5.000%, 5/15/2046[6,7]	2,255,200
	Philadelphia Hospitals & Higher Education Facilities Authority
250,000	6.250%, 7/1/2023[6,7]	251,010
250,000	5.500%, 7/1/2026[6,7]	250,540
1,000,000	Westchester County Local Development Corp. 5.000%, 11/1/2046[6,7]	1,094,190
		6,205,649
	POLLUTION – 0.7%
550,000	County of Lowndes MS 6.800%, 4/1/2022[7]	645,024

	POWER – 4.8%
	Puerto Rico Electric Power Authority
4,090,000	5.250%, 7/1/2040[2,6,7]	2,408,601
3,220,000	5.000%, 7/1/2042[2,6,7]	1,896,258
775,000	7.000%, 7/1/2043[2,6,7]	456,397
		4,761,256
	SCHOOL DISTRICT – 3.8%
	Chicago Board of Education
1,800,000	9.000%, 3/1/2032[6,7,10]	1,808,766
1,700,000	7.000%, 12/1/2044[6,7]	1,945,582
		3,754,348

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	TOBACCO SETTLEMENT – 17.4%
	Buckeye Tobacco Settlement Financing Authority
$1,550,000	5.125%, 6/1/2024[6,7]	$1,462,487
750,000	6.500%, 6/1/2047[6,7]	748,920
	Children's Trust Fund
1,315,000	5.375%, 5/15/2033[6,7]	1,314,974
13,000,000	0.000%, 5/15/2050*, 6, 7	1,502,800
15,000,000	District of Columbia Tobacco Settlement Financing Corp. 0.000%, 6/15/2046*, 6, 7	1,409,250
100,000	Erie Tobacco Asset Securitization Corp. 6.000%, 6/1/2028[6,7]	96,375
	Iowa Tobacco Settlement Authority
200,000	5.600%, 6/1/2034[6,7]	201,166
2,500,000	5.625%, 6/1/2046[6,7]	2,509,325
1,370,000	Michigan Tobacco Settlement Finance Authority 7.309%, 6/1/2034[7]	1,346,340
2,335,000	San Diego Tobacco Settlement Revenue Funding Corp. 7.125%, 6/1/2032[7]	2,676,097
1,400,000	Tobacco Settlement Financing Corp. 5.000%, 6/1/2041[6,7]	1,350,860
2,500,000	TSASC, Inc. 5.000%, 6/1/2048[6,7]	2,561,800
		17,180,394
	TRANSPORTATION – 7.6%
400,000	Buffalo & Fort Erie Public Bridge Authority 5.000%, 1/1/2047[6,7]	463,196
1,650,000	Foothill-Eastern Transportation Corridor Agency 6.000%, 1/15/2049[6,7]	1,920,006
500,000	Kentucky Public Transportation Infrastructure Authority 5.750%, 7/1/2049[6,7]	562,100
900,000	North Texas Tollway Authority 5.000%, 1/1/2040[6,7]	1,014,255
	Texas Private Activity Bond Surface Transportation Corp.
500,000	7.000%, 12/31/2038[6,7]	608,840
1,290,000	7.000%, 6/30/2040[6,7]	1,464,601
530,000	6.750%, 6/30/2043[6,7]	634,951
800,000	Virginia Small Business Financing Authority 5.000%, 7/1/2034[6,7]	872,464
		7,540,413
	WATER – 11.4%
	County of Jefferson AL Sewer Revenue
1,100,000	0.000%, 10/1/2046*, 6, 7	911,460
2,500,000	6.500%, 10/1/2053[6,7]	3,012,725

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	WATER (Continued)
$850,000	County of Owen KY 6.250%, 6/1/2039[6,7]	$913,274
1,000,000	Dominion Water & Sanitation District 5.750%, 12/1/2036[6,7]	1,039,130
2,000,000	New York City Water & Sewer System 0.800%, 6/15/2041[6,7,10]	2,000,000
	Puerto Rico Commonwealth Aqueduct & Sewer Authority
1,955,000	5.750%, 7/1/2037[6,7]	1,559,112
2,400,000	5.250%, 7/1/2042[6,7]	1,854,000
		11,289,701
	TOTAL MUNICIPAL BONDS (Cost $95,783,362)	97,693,310

Number of Shares

	PREFERRED STOCKS – 1.2%
	FINANCIALS – 1.2%
40,000	American Homes 4 Rent 5.500%, N/A 6, 7, 11, 12	1,151,000

	TOTAL PREFERRED STOCKS (Cost $1,042,500)	1,151,000

	RIGHTS – 0.0%
17,126	Vistra Energy Corp.	17,982

	TOTAL RIGHTS (Cost $—)	17,982

	WARRANTS – 0.0%
	ENERGY – 0.0%
2,418	Midstates Petroleum Co., Inc.*, 3, 4, 7	—

	TOTAL WARRANTS (Cost—)	—

	SHORT-TERM INVESTMENTS – 13.8%
13,652,553	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.92%[13]	13,652,553

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,652,553)	13,652,553

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Principal Amount		Value

	TOTAL INVESTMENTS – 148.8% (Cost $145,657,176)	$146,939,101
	Liabilities in Excess of other assets – (48.8)%	(48,158,885)

	TOTAL NET ASSETS – 100.0%	$98,780,216

	SECURITIES SOLD SHORT – (54.0)%
	CORPORATE BONDS – (18.4)%
	COMMUNICATIONS – (5.7)%
$(500,000)	Altice Luxembourg S.A. (Luxembourg) 7.750%, 5/15/2022[5,6,9]	$(530,625)
	AT&T, Inc.
(500,000)	4.125%, 2/17/2026[6]	(516,284)
(500,000)	4.750%, 5/15/2046[6]	(479,235)
(1,000,000)	Netflix, Inc. 5.875%, 2/15/2025	(1,082,500)
(1,000,000)	T-Mobile USA, Inc. 6.125%, 1/15/2022[6]	(1,042,500)
(1,500,000)	Viacom, Inc. 4.250%, 9/1/2023[6]	(1,554,239)
(500,000)	Walt Disney Co. 1.850%, 7/30/2026	(464,811)
		(5,670,194)
	CONSUMER DISCRETIONARY – (4.3)%
(1,250,000)	Ford Motor Co. 4.750%, 1/15/2043	(1,206,870)
(1,000,000)	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.750%, 11/15/2021[6,9]	(1,040,000)
(1,000,000)	Kohl's Corp. 3.250%, 2/1/2023[6]	(980,552)
(1,000,000)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.500%, 3/1/2025[6,9]	(1,042,500)
		(4,269,922)
	CONSUMER STAPLES – (1.4)%
(1,000,000)	BI-LO LLC / BI-LO Finance Corp. 9.250%, 2/15/2019[6,9]	(862,500)
(500,000)	CVS Health Corp. 3.500%, 7/20/2022[6]	(522,827)
		(1,385,327)
	FINANCIALS – (2.0)%
(1,000,000)	Citigroup, Inc. 3.400%, 5/1/2026	(1,008,921)

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$(1,000,000)	Navient Corp. 5.875%, 10/25/2024	$(1,010,500)
		(2,019,421)
	HEALTH CARE – (1.1)%
(1,000,000)	LifePoint Health, Inc. 5.875%, 12/1/2023[6]	(1,053,440)

	INDUSTRIALS – (0.8)%
(750,000)	Caterpillar, Inc. 3.803%, 8/15/2042	(767,520)

	MATERIALS – (1.6)%
(1,000,000)	INEOS Group Holdings S.A. (Luxembourg) 5.625%, 8/1/2024[5,6,9]	(1,030,000)
(500,000)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/2020[6]	(509,320)
		(1,539,320)
	TECHNOLOGY – (0.3)%
(250,000)	Apple, Inc. 2.400%, 5/3/2023	(250,833)

	UTILITIES – (1.2)%
	NRG Energy, Inc.
(407,000)	7.875%, 5/15/2021[6]	(420,227)
(750,000)	6.625%, 1/15/2027[6]	(787,500)
		(1,207,727)
	TOTAL CORPORATE BONDS (Proceeds $17,748,337)	(18,163,704)

	U.S. TREASURY SECURITIES – (35.6)%
(7,500,000)	United States Treasury Bond 3.000%, 2/15/2047	(7,919,235)
	United States Treasury Note
(8,000,000)	1.875%, 11/30/2021	(8,081,560)
(7,000,000)	1.750%, 6/30/2022	(7,013,398)
(2,000,000)	2.250%, 1/31/2024	(2,043,282)
(10,000,000)	2.250%, 2/15/2027	(10,110,940)

	TOTAL U.S. TREASURY SECURITIES (Proceeds $34,793,737)	(35,168,415)

	TOTAL SECURITIES SOLD SHORT (Proceeds $52,542,074)	$(53,332,119)

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
[1]	Floating rate security.
[2]	Security is in default.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.10% of Net Assets. The total value of these securities is $44,836.
[4]	Illiquid security. The total illiquid securities represent 0.10% of Net Assets.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Callable.
[7]	All or a portion of this security is segregated as collateral for securities sold short.
[8]	Convertible security.
[9]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $25,197,561.

[10]	Variable rate security.
[11]	Step rate security.
[12]	Perpetual security. Maturity date is not applicable.
[13]	The rate is the annualized seven-day yield at period end.
[14]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

See accompanying Notes to Schedule of Investments.

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Note 1 – Organization
Cedar Ridge Unconstrained Credit Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek capital appreciation and income. The Fund commenced investment operations on December 12, 2013, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

(c) Municipal Bonds
Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

Note 3 – Federal Income Taxes
At August 31, 2017, gross unrealized appreciation and depreciation on investments and securities sold short, based on cost for federal income tax purposes were as follows:

Cost of investments	$93,120,714

Gross unrealized appreciation	$4,810,597
Gross unrealized depreciation	(4,324,329)

Net unrealized appreciation on investments	$486,268

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Bank Loans	$-	$-	$44,836	$44,836
Common Stocks
Consumer Discretionary	-	62,802	-	62,802
Energy	4,941	-	-	4,941
Utilities	303,113	-	-	303,113
Corporate Bonds
Communications	-	4,672,125	-	4,672,125
Consumer Discretionary	-	6,927,973	-	6,927,973
Consumer Staples	-	2,611,538	-	2,611,538
Energy	-	8,791,154	-	8,791,154
Financials	-	4,377,917	-	4,377,917
Industrials	-	1,190,007	-	1,190,007
Materials	-	3,917,850	-	3,917,850
Technology	-	1,061,250	-	1,061,250
Utilities	-	458,750	-	458,750
Municipal Bonds*	-	97,693,310	-	97,693,310
Preferred Stocks
Financials	1,151,000	-	-	1,151,000
Rights	-	17,982	-	17,982
Warrants	-	-	-	-
Short-Term Investments	13,652,553	-	-	13,652,553
Total Assets	$15,111,607	$131,782,658	$44,836	$146,939,101

Liabilities
Securities Sold Short
Corporate Bonds*	$-	$18,163,704	$-	$18,163,704
U.S. Treasury Securities	-	35,168,415	-	35,168,415
Total Liabilities	$-	$53,332,119	$-	$53,332,119

*	All municipal bonds and corporate bonds held short in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

Transfers between Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance November 30, 2016	$436,384
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	53,717
Total unrealized appreciation/(depreciation)	27,878
Net purchases	-
Net sales	(56,250)
Payment-in-kind interest	21,317
Return of capital distribution	(438,210)
Balance as of August 31, 2017	$44,836

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of August 31, 2017:

	Fair Value	Valuation	Unobservable	Impact to Valuation from an
	August 31, 2017	Methodologies	Input(1)	Increase in Input(2)
Bank Loans	$44,836	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase
Corporate Bonds	-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase
Warrants	-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

(1)
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	10/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President
Date:	10/30/2017

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	10/30/2017

*	Print the name and title of each signing officer under his or her signature.